Related Party Transaction (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012	Jun. 30, 2014 Anti Dilution Shares [Member]	Jun. 30, 2014 Advisory Services [Member]	Jun. 30, 2014 Other Advisory Services [Member]		Jun. 30, 2014 Warrants Exercised [Member]		Jun. 30, 2014 Fields Texas	Jun. 30, 2013 Fields Texas	Jun. 30, 2014 Fields Texas Warrant [Member]	Jun. 30, 2014 Fields Texas Anti Dilution Shares [Member]	Jun. 30, 2013 Fields Texas Anti Dilution Shares [Member]	Jun. 30, 2014 Fields Texas Anti Dilution Shares [Member] Warrant [Member]	Jun. 30, 2014 Fields Texas Advisory Services [Member]	Jun. 30, 2013 Fields Texas Advisory Services [Member]	Jun. 30, 2014 Fields Texas Advisory Services [Member] Warrant [Member]	Jun. 30, 2014 Fields Texas Other Advisory Services [Member]	Jun. 30, 2013 Fields Texas Other Advisory Services [Member]	Jun. 30, 2014 Fields Texas Warrants Exercised [Member]	Jun. 30, 2013 Fields Texas Warrants Exercised [Member]
Related Party Transaction [Line Items]
Warrant, Beginning		7,075,000										7,075,000
Warrant, issued						9,702,806	833,333	2,932,344		69,000								500,000			69,000
Warrant, exercised																							(631,238)
Warrant, Ending	25,622,180	25,622,180	7,075,000									7,012,762
Anti-Dilution	31,502,068	33,558,991	9,745,086											10,036,140			9,702,806			333,333
Warrant Liability, Beginning		$ 16,600,500 [1]											$ 16,600,500
Fair value adjustment		(29,215,500)														8,728,000
Warrant Liability, Issued								(7,781,685)		(431,491)									35,594,528			2,150,000		110,400
Warrant Liability, Exercised												3,118,313	(3,118,313)
Warrant Liability, Ending	86,860,291	86,860,291	16,600,500	[1]									60,065,115
Loss recognized on fair value adjustment		$ 41,907,889					$ 7,868,610	$ 7,781,685	[2]	$ (50,824)	[3]	$ 46,582,928			$ 8,728,000			$ 35,594,528			$ 2,150,000		$ 110,400

[1]	Warrants as of December 31, 2013 represent warrants issued to Fields Texas pursuant to a strategic partnership agreement.
[2]	Included in advisory agreement warrant expense in the accompanying statements of operations and comprehensive (loss) income.
[3]	Warrants represent warrants issued with the January Private Placement and February Private Placement as well as the warrants issued in conjunction with the private placement of common stock and included in warrant fair value adjustments, net in the accompanying statements of operations and comprehensive (loss) income.